Note 6 - Fully Benefit-Responsive Investment Contract (Tables)	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes Tables
EBP, Fully Benefit-Responsive Investment Contract [Table Text Block]
Average Yields	2025	2024
Based on actual earnings	1.55%	1.38%
Based on interest rate credited to participants	1.45%	1.45%